Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000270956 | Not Rated
Holdings [Line Items]
Percent of Total Investments	16.60%
C000270956 | AAA
Holdings [Line Items]
Percent of Total Investments	0.40%
C000270956 | AA
Holdings [Line Items]
Percent of Total Investments	31.30%
C000270956 | A
Holdings [Line Items]
Percent of Total Investments	29.60%
C000270956 | BBB
Holdings [Line Items]
Percent of Total Investments	13.70%
C000270956 | BB
Holdings [Line Items]
Percent of Total Investments	8.00%
C000270956 | A-1+
Holdings [Line Items]
Percent of Total Investments	0.40%
C000270957 | Not Rated
Holdings [Line Items]
Percent of Total Investments	9.70%
C000270957 | AAA
Holdings [Line Items]
Percent of Total Investments	5.60%
C000270957 | AA
Holdings [Line Items]
Percent of Total Investments	25.10%
C000270957 | A
Holdings [Line Items]
Percent of Total Investments	21.40%
C000270957 | BBB
Holdings [Line Items]
Percent of Total Investments	33.50%
C000270957 | BB
Holdings [Line Items]
Percent of Total Investments	3.00%
C000270957 | A-1+
Holdings [Line Items]
Percent of Total Investments	1.70%
C000030134 | 16673654
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030134 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000030134 | AssetGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030134 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030134 | AssetQuasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000192686 | Not Rated
Holdings [Line Items]
Percent of Total Investments	11.60%
C000192686 | AAA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000192686 | AA
Holdings [Line Items]
Percent of Total Investments	26.30%
C000192686 | A
Holdings [Line Items]
Percent of Total Investments	14.90%
C000192686 | BBB
Holdings [Line Items]
Percent of Total Investments	38.00%
C000192686 | BB
Holdings [Line Items]
Percent of Total Investments	7.20%
C000192686 | B
Holdings [Line Items]
Percent of Total Investments	1.50%
C000090717 | Not Rated
Holdings [Line Items]
Percent of Total Investments	28.50%
C000090717 | AAA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000090717 | AA
Holdings [Line Items]
Percent of Total Investments	18.90%
C000090717 | A
Holdings [Line Items]
Percent of Total Investments	21.10%
C000090717 | BBB
Holdings [Line Items]
Percent of Total Investments	19.60%
C000090717 | BB
Holdings [Line Items]
Percent of Total Investments	8.60%
C000090717 | A-1+
Holdings [Line Items]
Percent of Total Investments	0.50%
C000090717 | B
Holdings [Line Items]
Percent of Total Investments	0.70%
C000090717 | CCC
Holdings [Line Items]
Percent of Total Investments	0.20%
C000091758 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000091758 | 16673398
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000091758 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000091758 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091758 | AssetLocal Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000091758 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000091758 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000091758 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%